Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended								9 Months Ended
	Jan. 31, 2013 AirCraft Lessor	Apr. 30, 2012 AirCraft Lessor	Apr. 30, 2011 AirCraft Lessor	Apr. 30, 2012 Aircraft Operating Leases	Apr. 30, 2011 Aircraft Operating Leases	Apr. 30, 2010 Aircraft Operating Leases	Apr. 30, 2012 Building Land And Equipment Operating Leases	Apr. 30, 2011 Building Land And Equipment Operating Leases	Apr. 30, 2010 Building Land And Equipment Operating Leases	Jan. 31, 2013 Helicopter Parts
Commitments and Contingencies [Line Items]
Number of lessors	17	18	18
Number of aircraft	165	164	166
Range of lease expiration date	Fiscal 2013 to 2023	Fiscal 2013 to 2022
Operating lease and related costs				$ 176.7	$ 164.8	$ 145.1	$ 9.3	$ 9.0	$ 8.1
Number of aircraft committed for purchase	27	23	17
Total expenditure	630.0	558.0								100.0
Aircraft expected to be delivered in fiscal 2013		118.6
Aircraft expected to be delivered in fiscal 2014		160.0
Aircraft expected to be delivered in fiscal 2015 to 2017		279.4
Remaining operating lease portfolio		$ 64.4
Long Term Purchase Commitment, Period										Three year